Unaudited Interim Condensed Statements of Changes in Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands	Convertible Preferred A Shares	Ordinary Shares		Additional paid-in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 4,965	$ 25		$ 35,001	$ (34,119)	$ 907
Balance (in Shares) at Dec. 31, 2020	51,282	9,136,600
Issuance of convertible preferred shares	$ 5,000
Issuance of ordinary shares as a result of exercise of options			[1]	127		127
Issuance of ordinary shares as a result of exercise of options (in Shares)		20,724
Share-based payment				846		846
Net loss					(5,128)	(5,128)
Balance at Jun. 30, 2021	$ 9,965	$ 25		35,974	(39,247)	(3,248)
Balance (in Shares) at Jun. 30, 2021	51,282	9,157,324
Balance at Dec. 31, 2021	$ 9,965	$ 25		35,987	(44,339)	(8,327)
Balance (in Shares) at Dec. 31, 2021	51,282	9,157,324
Issuance of convertible preferred shares	$ 2,000
Issuance of convertible preferred shares (in Shares)	10,256
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering	$ (11,965)	$ 8		11,957		11,965
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering (in Shares)	(61,538)	2,707,672
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses		$ 12		13,575		13,587
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses (in Shares)		3,787,241
Conversion of convertible debt into ordinary shares upon completion of initial public offering		$ 1		999		1,000
Conversion of convertible debt into ordinary shares upon completion of initial public offering (in Shares)		242,131
Issuance of ordinary shares as a result of exercise of options			[1]	10		10
Issuance of ordinary shares as a result of exercise of options (in Shares)		1,672
Share-based payment				289		289
Net loss					(5,248)	(5,248)
Balance at Jun. 30, 2022		$ 46		$ 62,817	$ (49,587)	$ 13,276
Balance (in Shares) at Jun. 30, 2022		15,896,040

[1]	Represents an amount less than $1.